Summary Prospectus and
Prospectus Supplement

July 19, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated July 19, 2023 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 27, 2023

Core Plus Fixed Income Portfolio (the "Fund")

Effective December 1, 2023 (the "Effective Date"), Gregory Finck, Joseph Mehlman and Neil Stone will no longer serve as portfolio managers of the Fund and Brian S. Ellis and Vishal Khanduja will begin serving as portfolio managers of the Fund. Matthew Dunning will continue to serve as a portfolio manager of the Fund.

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows:

The sections of the Summary Prospectus titled "Fund Management—Portfolio Managers" and the Prospectus titled "Fund Summary—Core Plus Fixed Income Portfolio—Fund Management—Portfolio Managers" will be deleted in their entirety and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Matthew Dunning	Executive Director	October 2014
Brian S. Ellis, CFA	Executive Director	December 2023
Vishal Khanduja, CFA	Managing Director	December 2023

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management—Core Plus Fixed Income Portfolio" will be deleted in its entirety and replaced with the following:

Core Plus Fixed Income Portfolio

The Fund's assets are managed by members of the Fixed Income team. The team consists of portfolio managers, traders and research analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Matthew Dunning, Brian S. Ellis, CFA, and Vishal Khanduja, CFA.

Mr. Dunning re-joined the Adviser in July 2014 and is an Executive Director of the Adviser. Mr. Ellis manages other funds for the Adviser, is an Executive Director of the Adviser and has been employed by the Morgan Stanley organization since 2009. Mr. Khanduja manages other funds for the Adviser, is a Managing Director of the Adviser and has been employed by the Morgan Stanley organization since 2012.

Please retain this supplement for future reference.

  IFTCPFISUMPROPSPT 7/23

Statement of Additional Information Supplement

July 19, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated July 19, 2023 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 27, 2023

Core Plus Fixed Income Portfolio (the "Fund")

Effective December 1, 2023 (the "Effective Date"), Gregory Finck, Joseph Mehlman and Neil Stone will no longer serve as portfolio managers of the Fund and Brian S. Ellis and Vishal Khanduja will begin serving as portfolio managers of the Fund. Matthew Dunning will continue to serve as a portfolio manager of the Fund.

Accordingly, on the Effective Date, the Statement of Additional Information will be amended as follows:

The section of the Statement of Additional Information titled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers at September 30, 2022 (unless otherwise indicated)—Core Plus Fixed Income" will be deleted in its entirety and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Core Plus Fixed Income
Matthew Dunning	3	$745.2 million	2	$298.3 million	74	$22.6 billion
Brian S. Ellis, CFA*	15	$14.2 billion	1	$19.0 million	8	$631.9 million
Vishal Khanduja, CFA*	13	$13.4 billion	1	$19.0 million	7	$611.7 million

*  As of May 31, 2023.

In addition, the portion of the second table in the section of the Statement of Additional Information titled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers at September 30, 2022 (unless otherwise indicated)" related to the Fund will be deleted in its entirety and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Core Plus Fixed Income
Matthew Dunning	None
Brian S. Ellis, CFA*	None
Vishal Khanduja, CFA*	None

*  As of May 31, 2023.

Please retain this supplement for future reference.